Geographic and Significant Customer Information (Details) - Schedule of sets forth reporting property and equipment information - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Geographic and Significant Customer Information (Details) - Schedule of sets forth reporting property and equipment information [Line Items]
Total	$ 1,356	$ 713
Israel [Member]
Geographic and Significant Customer Information (Details) - Schedule of sets forth reporting property and equipment information [Line Items]
Total	929	622
United States [Member]
Geographic and Significant Customer Information (Details) - Schedule of sets forth reporting property and equipment information [Line Items]
Total	$ 427	$ 91